Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expense (Detail) (CNY)	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2014	1,034,683
2015	628,384
2016	274,631
2017	114,440
2018	18,640
Net carrying amount	2,070,778	1,489,031